Stockholders' Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Investment

7. Stockholders’ Investment

Changes in stockholders’ investment for the three and nine months ended September 30, 2018 and 2017 consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Beginning balance	$46,954	$143,286	$111,733	$197,468
Net loss	(41,561)	(10,053)	(107,159)	(67,859)
Share-based compensation	497	379	1,392	1,647
Issuance of warrants	—	—	—	2,571
Issuance of restricted stock units, net of taxes paid	(5)	(15)	(81)	(230)

Ending balance	$5,885	$133,597	$5,885	$133,597

The retained earnings balance as of January 1, 2018 was adjusted by $0.9 million due to the modified retrospective application of the new revenue recognition principles.

8.	Stockholders’ Investment

Common Stock

The Company’s common stock has voting rights—one vote for each share of common stock. In March 2007, the Company entered into a second amended and restated stockholders’ agreement (the “Stockholders’ Agreement”). The Stockholders’ Agreement provided that, any time after the Company was eligible to register its common stock on a Form S-3 registration statement under the Securities Act, certain of the Company’s stockholders, including entities affiliated with HCI Equity Partners, L.L.C. (the “HCI Stockholders”), could request registration under the Securities Act of all or any portion of their shares of common stock. These stockholders were limited to a total of two of such registrations. In addition, if the Company proposed to file a registration statement under the Securities Act for any underwritten sale of shares of any of its securities, certain of the Company’s stockholders could request that the Company include in such registration the shares of common stock held by them on the same terms and conditions as the securities otherwise being sold in such registration. In connection with the closing of the transactions contemplated by the Investment Agreement, the Company, affiliates of Elliott, and the HCI Stockholders entered into a Registration Rights Agreement that, with respect to the HCI Stockholders, amended and restated the Stockholders’ Agreements. See Note 6 for additional information regarding the Investment Agreement.

In August 2015, in a secondary offering, the HCI Stockholders sold 2.0 million shares of common stock. The Company did not issue any shares in the offering and did not receive any proceeds from the sale of the shares; however, the Company incurred costs of $0.2 million.

Warrants to Acquire Common Stock

On May 1, 2017, in connection with the issuance of preferred stock pursuant to the Investment Agreement, the Company issued 8-year warrants to purchase an aggregate of 379,572 shares of common stock, at an exercise price of $0.01 per share. The value of the warrants was determined to be $2.6 million based upon the Black-Scholes option pricing model. The warrants were classified as an equity contract and reflected in additional paid-in capital.